Goodwill - VIU calculations (Details)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2022
Goodwill
Period considered for determining annual growth rate		5 years
Compound annual growth rate for revenue for 5-year period	10.00%	7.00%	7.00%	17.00%
Revenue for period		5 years
Terminal revenue growth rate	2.50%	2.00%	2.00%	2.00%
Pre-tax discount rate	24.00%	23.00%	24.00%	24.00%
Minimum
Goodwill
Adjusted EBITA/revenue ratio for 5-year period		6.00%	5.00%	4.00%	1.00%
Maximum
Goodwill
Adjusted EBITA/revenue ratio for 5-year period		9.00%	8.00%	7.00%	7.00%